Debt - Maturities of outstanding debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 116.9
2016	215.1
2017	204.8
2018	122.0
2019	63.6
2020 and thereafter	2,928.0
Total external and related party debt	$ 3,650.4	$ 2,360.5